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                                        File No. 33-79170, 811-8524
                                        Filed under Rule 497(e)

Equitable Life Insurance Company of Iowa
1001 Jefferson Street, Suite 400 Wilmington, DE 19801


Customer Service
Tel: 800-648-6810
Fax: 302-576-3540



Dear PrimElite Contractholder:


In our continuing effort to streamline our variable annuity capabilities and operations, the distribution responsibilities of the PrimElite Variable Annuity have been assigned to Directed Services, Inc. ("DSI") effective October 16, 1998. Previously this was the responsibility of Equitable of Iowa Securities Network, Inc. ("EISN").

DSI is an affiliated Broker/Dealer of EISN.   This assignment will not change
the PrimElite Variable Annuity contract provisions or investment options in any way.

If you have any questions about this assignment please contact our service team at 800-648-6810 or your registered representative. We appreciate your support of Equitable Life Insurance Company of Iowa.


Sincerely,

Customer Service Department


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                                            File No. 33-79170, 811-8524
                                            Filed under Rule 497(e)

          Equitable Life Insurance Company of Iowa


                    PROSPECTUS SUPPLEMENT


                        October 22, 1998


                           to the
            PrimElite Variable Annuity Prospectus
                     Dated May 1, 1998


|------------------------------------------------------------------------|
| On October 16, 1998, Directed Services, Inc., an affiliate of | | Equitable Life Insurance Company of Iowa, became the distributor | | of the PrimElite Variable Annuity issued by Equitable Life Insurance |
|  Company of  Iowa, which  was  previously  distributed   by  Equitable |
|  of Iowa Securities Network, Inc., also an affiliate.                  |
|------------------------------------------------------------------------|



     This  supplement  should be retained with your  PrimElite
     Prospectus.



PE-1-DSI                                         10/22/98